Commitments (Tables)	6 Months Ended
Sep. 30, 2012
Commitments [Abstract]
Schedule Of Future Minimum Rental Payments
Operating Leases
Year 1	$96,626
Year 2	99,525
Year 3	25,064
Year 4	-
Year 5	-
$221,215